Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 398,475,000.00
Previously Paid Amount	48,332.70
Total Fee Amount	55,029.40
Total Offset Amount	0.00
Net Fee	$ 6,696.70